Contract assets and other concession assets (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets And Other Concession Assets
Schedule of contract assets and other concession assets

	December 31, 2024	Additions (i)	Write-offs	Transfers	Transfers of works to intangible assets (ii)	Transfers of works to financial asset of the concession	December 31, 2025 (iii)

Contract assets and other concession assets	4,877,667	16,684,564	(62,684)	24,108	(8,117,869)	(2,387,270)	11,018,516

	December 31, 2023	Additions	Write-offs	Transfers	Transfers of works to intangible assets	Transfers of works to financial asset of the concession	December 31, 2024

Contract assets and other concession assets	7,393,096	6,675,914	(164,022)	5,796	(7,455,330)	(1,577,787)	4,877,667

Schedule of other concession assets

Other concession assets
Advances	1,800,997
Software	389,438
Inventory	22,640
Others	34,126
Additions – Other concession assets	2,247,201
Additions - Contract asset related to service concession agreements (Note 30)	14,437,363
Total additions	16,684,564

Additionally, the largest additions in the period were located in the municipalities of São Paulo, Guarulhos, and Praia Grande, in the amounts of R$ 5,540 million, R$ 1,528 million and R$ 627 million, respectively.

(ii)	The largest transfers in the period were located in the municipalities of São Paulo, Guarulhos, and Praia Grande, in the amounts of R$ 3,490 million, R$ 1,182 million and R$ 429 million, respectively.
(iii)	The largest works were located in the municipalities of São Paulo, Guarulhos and Praia Grande, totaling R$ 3,215 million, R$ 764 million, and R$ 275 million, respectively.